Income Tax - Schedule of Reconciliation Related to Income Tax Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Profit before tax from continuing operations	₽ 16,217	₽ 15,720	₽ 14,151
Income tax expense at statutory income tax rate of 20%	(3,243)	(3,144)	(2,830)
Adjustments in respect of income tax , including income tax penalties and changes in uncertain income tax position.	(2,962)	(3,154)	766
Unrecognised current year tax losses and write-off of previously recognised asset on tax losses	4,008	4,783	513
Non-deductible expenses for tax purposes	(3,625)	(1,755)	(1,317)
Non-deductible interest expense	(363)	(254)	(1,055)
Effect of restructuring and expense related to fines and penalties on breach of covenants in credit agreements	3,460	112	(1,152)
Effect of different tax rates	(12)	262	182
Change in tax rate	56
Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income	₽ (2,681)	₽ (3,150)	₽ (4,893)